CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Rights (Details) - Vessel - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Contractual Obligations [Line Items]
Contractual rights as lessor	$ 111.0	$ 94.3	$ 76.2
Within one year
Contractual Obligations [Line Items]
Contractual rights as lessor	73.7	53.9	51.1
Between one and two years
Contractual Obligations [Line Items]
Contractual rights as lessor	28.6	31.2	25.1
Between two and three years
Contractual Obligations [Line Items]
Contractual rights as lessor	$ 8.7	$ 9.2	$ 0.0